Investments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Valuation Input Measured at Fair Value
The following table presents the level of valuation input, as applicable, for the Master Trust investments measured at fair value at December 31, 2025:

	Level 1	Total
Investments in the Master Trust
Colgate-Palmolive Company Common Stock	$289,835	$289,835
Mutual funds	350,942	350,942
Cash reserve funds	10,382	10,382
Separately managed account	258,121	258,121
Investments in the fair value hierarchy	909,280	909,280
Investments measured at net asset value(1)	—	1,676,783
Investments in the Master Trust, at fair value	$909,280	$2,586,063
(1) Consists of Collective trust funds.

The following table presents the level of valuation input, as applicable, for the Master Trust investments measured at fair value at December 31, 2024:

	Level 1	Total
Investments in the Master Trust
Colgate-Palmolive Company Common Stock	$333,606	$333,606
Mutual funds	391,971	391,971
Cash reserve funds	9,090	9,090
Separately managed account	253,047	253,047
Investments in the fair value hierarchy	987,714	987,714
Investments measured at net asset value(1)	—	1,406,968
Investments in the Master Trust, at fair value	$987,714	$2,394,682
(1) Consists of Collective trust funds.